GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of general and administrative expense [Abstract]
Schedule of General and Administrative Expenses Consist
	Years ended March 31,
General and administrative	2019	2018
Office and administrative expenses	$5,968	$6,667
Amortization and depreciation	1,253	1,196
Salaries and benefits	9,444	8,395
Share-based compensation	1,896	1,566
Professional fees	866	861
	$19,427	$18,685